Equity-based Compensation	12 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Equity-based Compensation

Note 19 — Equity-based Compensation

Equity Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan, or Equity Incentive Plan, which provides for the grant of restricted stock awards, restricted stock units and stock options and other equity-based awards to employees, officers, directors, and consultants. Since its adoption, the Equity Incentive Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Equity Incentive Plan. In January 2020, the maximum number of ordinary shares authorized to be granted under the Equity Incentive Plan was increased from 67,550 to 70,550. Awards granted under the Equity Incentive Plan generally vest over a period of three to four years subject to service based conditions or a combination of service and performance-based conditions and stock options have a term of ten years. Also, in accordance with the Equity Incentive Plan, options were issued at or above the market price at the time of the grant.

The following tables summarize information about stock options to purchase the Company’s ordinary shares, restricted stock and restricted stock units, as well as changes during the fiscal year ended September 30, 2023:

Stock Options:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding as of October 1, 2022	2,441	$62.66
Granted	—	—
Exercised	(799)	60.91
Forfeited	(45)	67.05
Outstanding as of September 30, 2023	1,597	$63.41
Exercisable as of September 30, 2023	1,373	$62.55

As of September 30, 2023, the weighted average remaining contractual life of outstanding and exercisable stock options was 4.95 and 4.73 years, respectively. The total intrinsic value of stock options exercised during fiscal years 2023, 2022 and 2021 was $24,721, $33,096 and $27,023, respectively. The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2023 was $33,662 and $30,120, respectively.

Restricted Stock:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2022	1,774	$70.83
Granted	1,082	83.05
Vested	(705)	69.96
Forfeited	(97)	76.86
Outstanding as of September 30, 2023	2,054	$77.28

The value of restricted stock vested during fiscal years 2023, 2022 and 2021 was $60,646, $40,615 and $25,400, respectively, based on the market value of the Company's common stock on the vest date.

Restricted Stock Units:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2022	445	$71.50
Granted	296	87.38
Vested	(146)	71.13
Forfeited	(35)	75.85
Outstanding as of September 30, 2023	560	$79.73

The value of restricted stock units vested during fiscal years 2023, 2022 and 2021 was $13,125, $5,891 and $3,282, respectively, based on the market value of the Company's common stock on the vest date.

Employee Share Purchase Plan

On November 8, 2022, the Company’s Board of Directors adopted, subject to shareholder approval, the Amdocs Limited 2023 Employee Share Purchase Plan (the “ESPP”). The ESPP was subsequently approved by our shareholders at the annual general meeting of shareholders. The approved number of shares that may be issued under the ESPP will not exceed in the aggregate 2,400 ordinary shares. Under its terms, the ESPP became effective upon the filing of a Form S-8 Registration Statement with the U.S. Securities and Exchange Commission. On February 13, 2023, the Company filed a registration statement on Form S-8 registering the offer and sale of 2,400 shares issuable under the ESPP.

Under the ESPP, eligible employees have the right to purchase ordinary shares at the end of each purchase period based on their accumulated payroll deductions during the purchase period of a specified percentage of eligible compensation up to 10% (subject to a limitation to accrue the right to purchase ordinary shares up to twenty-five thousand dollars in any calendar year). Each purchase period lasts six months in duration, with purchases occurring in December and June. The purchase price per ordinary share will equal the lesser of 85% of the fair market value of our ordinary shares at either the beginning of the purchase period or the end of the purchase period. As of September 30, 2023, no shares have been purchased yet as part of the ESPP, as the initial ESPP purchases will occur in December 2023.

Equity-based Compensation Expense

Employee equity-based compensation pre-tax expense, including grants of employee stock options, restricted stock, restricted stock units and ESPP for the years ended September 30, 2023, 2022 and 2021 was as follows:

	Year Ended September 30,
	2023	2022	2021
Cost of revenue	$42,969	$32,096	$22,691
Research and development	7,509	5,631	4,021
Selling, general and administrative	39,220	34,080	27,537
Total	$89,698	$71,807	$54,249

The income tax benefit related to equity-based compensation expense was $17,986, $15,066 and $8,479 for the years ended 2023, 2022 and 2021, respectively.

As of September 30, 2023, there was $77,826 of unrecognized compensation expense related to unvested stock options, unvested restricted stock awards and unvested restricted stock units which is expected to be recognized over a weighted average period of approximately one to two years, based on the vesting periods of the grants.

As of September 30, 2023, there was $1,805 of unrecognized compensation expense related to the ESPP which is expected to be recognized over the remaining purchase period.

The fair value of ESSP and fair value of stock options granted, estimated on the date of grant using the Black-Scholes pricing model, as described in Note 2, with the following weighted average assumptions:

ESPP:

Year Ended September 30*,
2023
Risk-free interest rate(1)	5.46%
Expected life of ESPP (2)	0.50
Expected volatility(3)	18.4%
Expected dividend yield(4)	1.84%
Fair value per ESPP	$19.35

Stock Options:

Year Ended September 30**,
2021
Risk-free interest rate(1)	0.30%
Expected life of stock options(2)	4.50
Expected volatility(3)	21.3%
Expected dividend yield(4)	2.22%
Fair value per option	$7.82

* The ESPP was commenced in fiscal year 2023.

** There were no stock options grants during fiscal years 2023 and 2022, and the above stock option weighted average assumptions were applicable when calculating the fair value of options granted in fiscal year 2021.

(1)
Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options and ESPP.
(2)
Expected life of stock options is based upon historical experience. Expected life of ESPP is based upon the purchase period.
(3)
Expected volatility is based on blended volatility.
(4)
Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.